Investment Securities (Contractual Maturities Of Debt Securities Available For Sale) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Investment Securities [Abstract]
Due within one year, amortized cost	$ 299,861
Due after one year through five years, amortized cost	1,936,215
Due after five years through ten years, amortized cost	2,072,510
Due after ten years, amortized cost	1,740,450
Mortgage and asset-backed securities, amortized cost	2,126,945
Total debt securities, amortized cost	8,175,981	7,425,744
Due within one year, fair value	301,630
Due after one year through five years, fair value	1,991,966
Due after five years through ten years, fair value	2,134,576
Due after ten years, fair value	1,754,419
Mortgage and asset-backed securities, fair value	2,189,848
Total debt securities, fair value	$ 8,372,439	$ 7,497,150